Interest Rate Swap and Freestanding Derivative - Narrative (Detail) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Apr. 09, 2022
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Freestanding derivative on Legacy Bridger Series C Preferred Shares	$ 0	$ 0	$ 0	$ 2,186,283
Derivative gain (loss) on derivative		0	51,000
Fees paid	1,119,000
Fee payable	$ 1,118,000	$ 1,118,000	$ 1,118,000
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Freestanding derivative on Legacy Bridger Series C Preferred Shares				2,186,283
Derivative gain (loss) on derivative				$ (3,000)
Series C Preferred Stock
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Percentage of stated value shares					5.00%
Series C Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Percentage of stated value shares					5.00%
Redeemable Legacy Bridger Series C Preferred Shares
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Preferred stock value held by related party					$ 157,894,736.84
Redeemable Legacy Bridger Series C Preferred Shares | JPMorgan Chase Funding Inc [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Derivative Instruments And Hedging Activities Disclosure [Line Items]
Preferred stock value held by related party					$ 157,894,736.84